Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2025
Investments in Affiliates
Schedule of investments in affiliates

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Kunshan Jingzhao	8,284	800	114
Wanjia Win-Win	86,896	80,215	11,471
Others	9,488	6,781	970
Funds that the Group serves as general partner	1,268,488	1,238,335	177,079
-Gopher/Olive Transform Private Fund	81,390	70,260	10,047
-Real estate funds and real estate funds of funds	84,221	114,382	16,356
-Private equity funds of funds	1,066,320	1,020,060	145,867
-Others	36,557	33,633	4,809
Total investments in affiliates	1,373,156	1,326,131	189,634

Schedule of Summarized Financial Information

The following table shows summarized financial information relating to the balance sheets for the Group’s equity method investments assuming 100% ownership as of December 31, 2024 and 2025:

	As of December 31,
	(Amount in Thousands)
	2024	2025	2025
	RMB	RMB	US$
Balance sheet data:
Current assets	2,473,533	2,427,654	347,150
Non-current assets	38,956,919	34,824,283	4,979,806
Current liabilities	908,774	1,147,596	164,104
Non-current liabilities	979,398	346,854	49,599

The following table shows summarized financial information relating to the statements of operations for the Group’s equity method investments assuming 100% ownership for the years ended December 31, 2023, 2024 and 2025:

	Year Ended December 31,
	(Amount in Thousands)
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating data:
Revenue	166,859	123,474	89,753	12,835
(Loss) Income from operations	(167,920)	(756,712)	119,493	17,087
Net realized and unrealized gains (loss) from investments	1,357,034	594,507	(962,161)	(137,587)
Net income (loss)	1,204,643	(157,665)	(845,817)	(120,950)